Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Austria (0.5%)
*	Erste Group Bank AG	695,868	32,525
	OMV AG	323,536	19,802
	Verbund AG	150,635	15,954
*,1	BAWAG Group AG	162,191	9,734
	Wienerberger AG	253,166	9,166
	voestalpine AG	258,460	8,593
	ANDRITZ AG	157,340	8,371
	Raiffeisen Bank International AG	289,976	8,150
*,2	IMMOFINANZ AG	211,622	5,490
	Mayr Melnhof Karton AG	19,372	3,769
*	Lenzing AG	29,940	3,675
	CA Immobilien Anlagen AG (XWBO)	93,961	3,429
	Oesterreichische Post AG	75,556	3,171
	S IMMO AG	114,090	2,924
*	Telekom Austria AG Class A	314,175	2,718
	AT&S Austria Technologie & Systemtechnik AG	57,739	2,689
	Vienna Insurance Group AG Wiener Versicherung Gruppe	88,992	2,607
	EVN AG	83,610	2,461
	UNIQA Insurance Group AG	251,061	2,327
*	DO & CO AG	14,289	1,473
	Strabag SE (Bearer)	31,919	1,374
*	Schoeller-Bleckmann Oilfield Equipment AG	27,254	1,149
	Palfinger AG	21,567	737
*	Flughafen Wien AG	22,140	707
	Agrana Beteiligungs AG	23,831	463
*	Porr AG	29,928	423
*,3	CA Immobilien Anlagen AG	152,202	—
			153,881
Belgium (1.6%)
*	Anheuser-Busch InBev SA	1,895,565	119,499
	KBC Group NV	622,410	54,131
*	Argenx SE	115,307	30,855
	UCB SA	273,354	27,200
	Groupe Bruxelles Lambert SA	230,085	24,689
	Ageas SA	403,927	19,443
	Solvay SA	157,262	18,948
	Umicore SA	465,368	17,617
	Sofina SA	34,446	13,715
	Warehouses De Pauw CVA	317,717	13,669
	Elia Group SA	79,049	10,667
*	Cofinimmo SA	71,352	10,526
	Aedifica SA	81,868	9,846

		Shares	Market Value ($000)
	Ackermans & van Haaren NV	50,173	9,685
	D'ieteren Group	51,506	8,974
	Proximus SADP	315,583	6,444
	VGP NV	17,018	4,822
	Melexis NV	45,831	4,805
	Etablissements Franz Colruyt NV	112,874	4,585
	Telenet Group Holding NV	102,229	3,924
	KBC Ancora	79,764	3,844
	Montea NV	27,424	3,793
	Bekaert SA	78,452	3,652
	Euronav NV	429,419	3,538
	Shurgard Self Storage SA	56,724	3,270
	Barco NV	156,589	3,234
	Gimv NV	43,929	2,678
	Xior Student Housing NV	46,572	2,549
	Fagron	132,968	2,286
*	Tessenderlo Group SA	58,673	2,285
	Cie d'Entreprises CFE	15,543	2,105
	Retail Estates NV	24,525	1,975
	Befimmo SA	49,571	1,859
*	Kinepolis Group NV	28,633	1,734
*	bpost SA	231,214	1,707
*	AGFA-Gevaert NV	400,805	1,701
*	Ontex Group NV	177,318	1,298
*,2	Mithra Pharmaceuticals SA	48,226	1,094
	Econocom Group SA NV	232,456	930
	Orange Belgium SA	32,148	698
	Van de Velde NV	12,390	459
	Wereldhave Belgium Comm VA	5,568	326
			461,059
Denmark (3.7%)
	Novo Nordisk A/S Class B	3,593,424	357,432
	DSV A/S	439,437	89,285
	Vestas Wind Systems A/S	2,284,838	61,829
*	Genmab A/S	133,849	45,580
[1]	Orsted A/S	427,477	45,546
	AP Moller - Maersk A/S Class B	12,544	45,060
	Coloplast A/S Class B	301,586	43,857
	Carlsberg A/S Class B	217,308	35,189
	AP Moller - Maersk A/S Class A	9,490	31,794
	Novozymes A/S Class B	448,819	30,810
	Danske Bank A/S	1,489,278	28,909
	Pandora A/S	219,029	23,817
	Chr Hansen Holding A/S	232,911	18,678
	GN Store Nord A/S	291,429	17,635
	Tryg A/S	699,830	16,583
	Royal Unibrew A/S	108,458	12,469
*	Demant A/S	237,806	10,521
	Ringkjoebing Landbobank A/S	66,398	8,741
	SimCorp A/S	89,270	8,324
	Ambu A/S Class B	386,526	8,190
*	ISS A/S	415,990	7,837
*	Jyske Bank A/S (Registered)	124,589	7,339
*	ALK-Abello A/S	14,778	6,240
	ROCKWOOL International A/S Class B	14,295	5,475
	Topdanmark A/S	95,659	5,471
[1]	Netcompany Group A/S	73,705	5,415
*	Bavarian Nordic A/S	161,321	4,748

		Shares	Market Value ($000)
	Sydbank A/S	132,931	4,692
	FLSmidth & Co. A/S	127,838	4,309
*	NKT A/S	97,483	4,104
[2]	Alm Brand A/S	1,925,878	3,651
	H Lundbeck A/S	133,276	3,391
*	Dfds A/S	67,885	3,314
[1]	Scandinavian Tobacco Group A/S Class A	134,892	2,908
	Spar Nord Bank A/S	180,771	2,600
	Schouw & Co. A/S	29,144	2,465
	Chemometec A/S	22,975	2,382
*	Nilfisk Holding A/S	62,231	2,192
*	NTG Nordic Transport Group A/S Class A	30,751	2,047
*	Zealand Pharma A/S	99,547	1,939
*	Drilling Co. of 1972 A/S	47,829	1,866
	D/S Norden A/S	57,148	1,301
			1,025,935
Finland (2.2%)
*	Nokia OYJ	12,753,462	76,057
	Nordea Bank Abp	5,654,691	67,165
	Kone OYJ Class B	890,230	57,655
	Sampo OYJ Class A	1,145,338	56,846
	UPM-Kymmene OYJ	1,204,356	43,895
	Neste OYJ	940,750	42,427
	Nordea Bank Abp (XHEL)	2,588,282	30,882
	Fortum OYJ	975,752	26,560
	Stora Enso OYJ Class R	1,303,539	26,536
	Kesko OYJ Class B	607,516	19,187
	Elisa OYJ	325,909	19,144
	Metso Outotec OYJ	1,373,384	14,729
	Wartsila OYJ Abp	1,108,679	13,688
	Valmet OYJ	298,945	11,418
	Nokian Renkaat OYJ	306,478	10,362
	Kojamo OYJ	446,961	10,247
	Orion OYJ Class B	233,970	9,514
	Huhtamaki OYJ	213,578	8,420
*	Konecranes OYJ Class A	167,269	6,728
	Cargotec OYJ Class B	109,010	5,442
	TietoEVRY OYJ (XHEL)	172,285	5,127
*	QT Group OYJ	42,536	4,938
*	Outokumpu OYJ	753,509	4,882
	Metsa Board OYJ	388,275	4,186
	Neles OYJ	248,144	3,488
	Kemira OYJ	200,417	2,946
	Revenio Group OYJ	52,186	2,724
	Uponor OYJ	121,766	2,702
	Sanoma OYJ	169,937	2,567
	Tokmanni Group Corp.	108,963	2,280
[1]	Terveystalo OYJ	171,358	2,237
	YIT OYJ	365,208	1,814
*,2	Citycon OYJ	174,680	1,398
	TietoEVRY OYJ	38,768	1,159
	F-Secure OYJ	223,096	1,098
*,2	Finnair OYJ	1,273,860	943
	Raisio OYJ Class V	254,518	920
	Oriola OYJ Class B	271,746	668
*,3	Ahlstrom-Munksjo OYJ Rights	19,422	389
			603,368

		Shares	Market Value ($000)
France (15.8%)
	LVMH Moet Hennessy Louis Vuitton SE	564,472	463,645
	TotalEnergies SE	5,491,778	312,304
	Sanofi	2,461,141	257,342
	Schneider Electric SE	1,197,597	202,868
	BNP Paribas SA	2,450,974	174,974
*	Airbus SE	1,259,911	160,882
*	L'Oreal SA Loyalty Shares	355,795	151,977
	AXA SA	4,348,093	137,708
	EssilorLuxottica SA	667,495	126,280
	Vinci SA	1,134,514	124,350
	Kering SA	166,079	124,022
*	Air Liquide SA Loyalty Shares	687,371	117,581
	Hermes International	70,044	105,165
	Pernod Ricard SA	472,460	101,059
	Safran SA	788,982	95,522
	Danone SA	1,357,945	84,669
	Capgemini SE	354,925	79,793
	L'Oreal SA (XPAR)	174,454	74,518
	Dassault Systemes SE	1,507,701	72,910
	Cie de Saint-Gobain	1,073,136	72,616
	STMicroelectronics NV	1,433,882	67,422
	Cie Generale des Etablissements Michelin SCA	396,012	66,262
	Societe Generale SA	1,760,376	65,346
	Legrand SA	605,507	61,624
	Air Liquide SA (XPAR)	335,953	57,468
	Orange SA	4,333,227	50,904
	Veolia Environnement SA	1,383,756	49,988
	Teleperformance	131,763	49,621
	Credit Agricole SA	2,807,342	42,235
	Engie SA Loyalty Shares	2,421,494	37,247
	Publicis Groupe SA	519,081	35,173
	Eurofins Scientific SE	275,039	27,615
	Carrefour SA	1,405,997	26,758
*,1	Worldline SA	550,921	26,703
	Edenred	565,308	24,281
	Sartorius Stedim Biotech	54,492	23,895
	Arkema SA	147,425	21,800
	Alstom SA	668,024	21,657
	Thales SA	228,652	21,093
	Vivendi SE	1,587,139	20,800
	Engie SA (XPAR)	1,209,907	18,611
	Bureau Veritas SA	646,505	18,498
[1]	Euronext NV	185,891	17,922
	Eiffage SA	168,358	17,690
	Bouygues SA	484,864	17,100
*	Renault SA	415,379	16,508
	Getlink SE	1,028,514	16,225
	Gecina SA	117,541	15,949
*	Rexel SA	691,429	15,412
	Valeo	547,287	15,318
*	Accor SA	412,084	15,145
*	Ubisoft Entertainment SA	215,196	12,349
	SCOR SE	351,853	12,003
	Bollore SA	2,226,634	12,002
	Remy Cointreau SA	55,334	11,539
*	Klepierre SA	423,681	11,269
	BioMerieux	95,610	11,212

		Shares	Market Value ($000)
	Alten SA	64,510	10,522
*	Sodexo SA ACT Loyalty Shares	109,891	10,220
[3]	Faurecia SE (XPAR)	224,833	9,966
[1]	Amundi SA	127,875	9,941
	Covivio	113,011	9,437
*	SOITEC	49,904	9,111
*	EDF	941,514	9,056
*	Aeroports de Paris	63,935	8,676
	CNP Assurances	334,709	8,239
[1]	La Francaise des Jeux SAEM	195,864	8,110
	Atos SE	214,152	7,677
	Ipsen SA	77,381	7,529
	TechnipFMC plc (XNYS)	1,071,336	6,984
	Rubis SCA	211,675	6,853
*	SEB SA Loyalty Shares	44,083	6,691
	Wendel SE	61,341	6,663
	SES SA Class A GDR	850,585	6,544
	SPIE SA	280,136	6,498
	Sodexo SA (XPAR)	69,248	6,440
	Dassault Aviation SA	52,532	6,243
*	Elis SA (XPAR)	341,706	6,242
*	L'Oreal SA	14,264	6,093
	Nexans SA	66,530	6,012
	Sopra Steria Group SACA	32,078	5,640
	Gaztransport Et Technigaz SA	58,034	5,324
	ICADE	73,388	5,299
	Eutelsat Communications SA	412,571	5,116
[1]	Verallia SA	158,284	4,965
	Orpea SA	109,851	4,823
*	Technip Energies NV	309,252	4,732
*	Air Liquide SA	26,731	4,573
*	JCDecaux SA	163,927	4,487
*	Eurazeo SA	54,401	4,323
	Imerys SA	88,981	4,089
	Nexity SA	95,419	3,995
	IPSOS	87,021	3,976
	Virbac SA	9,603	3,863
*	Trigano SA	18,063	3,422
	SEB SA (XPAR)	21,591	3,277
	Societe BIC SA	57,354	3,266
	Somfy SA	17,443	3,212
	Korian SA	146,309	3,208
*	Coface SA	236,058	3,123
*	Vallourec SA	342,471	3,046
*,2	Air France-KLM	645,573	2,921
	Cie Plastic Omnium SA	124,052	2,885
	Metropole Television SA	147,421	2,876
*	Elis SA	155,925	2,850
*,2	Casino Guichard Perrachon SA	125,652	2,779
	Rothschild & Co.	63,340	2,748
	Interparfums SA	35,983	2,734
[1]	ALD SA	181,452	2,719
*	Derichebourg SA	211,001	2,654
	Eurazeo SE	31,031	2,466
[2]	Electricite de France SA (XPAR)	247,053	2,376
	Fnac Darty SA	39,014	2,316
*	Lagardere SA	84,879	2,311
	Television Francaise 1	241,041	2,304

		Shares	Market Value ($000)
[1]	Maisons du Monde SA	97,717	2,231
*,1,2	Neoen SA (XPAR)	59,910	2,130
*	Eramet SA	19,423	2,013
*	ID Logistics Group	5,465	1,984
*	Engie SA	126,028	1,939
*	Sodexo SA	19,189	1,785
	Mercialys SA	155,445	1,723
*	Albioma SA Loyalty Shares	42,934	1,677
	PEUGEOT Investment	12,412	1,669
[3]	Faurecia SE	36,944	1,623
	Altarea SCA	8,797	1,568
	Robertet SA	1,549	1,519
	Quadient SA	73,476	1,502
*	Akka Technologies	26,809	1,465
	Carmila SA	85,251	1,418
*,2	Solutions 30 SE	178,592	1,409
	Vicat SA	32,950	1,366
*	CGG SA	1,624,817	1,353
*	Beneteau SA	79,180	1,320
*,1	Elior Group SA	218,502	1,318
	Mersen SA	30,917	1,289
	Cie de L'Odet SE	838	1,181
*	Voltalia SA (Registered)	62,004	1,145
*,1	X-Fab Silicon Foundries SE	115,752	1,129
	Manitou BF SA	26,369	982
*	Eurazeo SE (XPAR)	12,115	963
*,1	SMCP SA	93,621	770
	Albioma SA (XPAR)	18,693	730
	Vilmorin & Cie SA	12,813	724
	Bonduelle SCA	30,228	711
	Pharmagest Interactive	7,859	710
*	Lisi	21,296	669
	Jacquet Metals SACA	27,016	665
*	GL Events	27,306	536
*	Believe SA	31,104	523
*,1	Aramis Group SAS	36,953	517
	AKWEL	17,843	442
	Guerbet	11,757	439
*	Seb SA	2,385	362
	Lisi (XPAR)	10,644	334
*	Etablissements Maurel et Prom SA	100,373	298
*	Tarkett SA	14,019	273
	Boiron SA	5,440	247
*	Rallye SA	46,045	224
*	Lisi SA Prime De Fidelite	3,538	111
*,3	Bourbon Corp.	37,237	—
			4,446,260
Germany (13.3%)
	SAP SE	2,510,175	314,930
	Siemens AG (Registered)	1,702,003	270,229
	Allianz SE (Registered)	929,046	238,535
	BASF SE	2,070,977	158,614
	Daimler AG (Registered)	1,903,188	151,862
	Deutsche Telekom AG (Registered)	7,654,120	144,502
	Bayer AG (Registered)	2,226,756	135,284
	Deutsche Post AG (Registered)	2,213,423	133,205
	Infineon Technologies AG	2,949,826	122,500
	adidas AG	433,514	118,964

		Shares	Market Value ($000)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	317,168	100,411
	Vonovia SE	1,759,515	100,215
	Volkswagen AG Preference Shares	414,692	86,369
	Bayerische Motoren Werke AG	725,811	76,822
	Deutsche Boerse AG	415,572	73,869
	E.ON SE	4,900,433	67,589
*	Deutsche Bank AG (Registered)	4,629,665	64,461
	Merck KGaA	292,843	64,220
	RWE AG	1,426,952	60,192
[1]	Siemens Healthineers AG	628,831	40,410
*,1	Zalando SE	492,942	39,124
	Fresenius SE & Co. KGaA	922,446	38,079
	Symrise AG Class A	294,285	35,167
*	Daimler Truck Holding AG	950,032	33,492
	Henkel AG & Co. KGaA Preference Shares	405,185	33,139
*,1	Delivery Hero SE	425,530	32,847
	Porsche Automobil Holding SE Preference Shares	347,381	32,532
	Fresenius Medical Care AG & Co. KGaA	460,080	31,282
	Sartorius AG Preference Shares	55,758	30,102
	Brenntag SE	350,425	30,023
	Hannover Rueck SE	136,104	27,458
	MTU Aero Engines AG	121,454	25,844
*	QIAGEN NV	500,819	24,757
*	HelloFresh SE	371,244	24,718
[1]	Covestro AG	408,007	24,478
	Puma SE	226,144	24,187
*	Continental AG	245,468	23,798
	HeidelbergCement AG	337,545	23,489
	Beiersdorf AG	226,308	22,509
	LEG Immobilien SE (XETR)	165,790	21,994
*	Siemens Energy AG	973,025	21,886
	Volkswagen AG	72,207	20,910
*	Commerzbank AG	2,365,439	20,426
	GEA Group AG	376,793	17,802
	Henkel AG & Co. KGaA	220,184	17,397
	KION Group AG	178,063	16,463
	Aroundtown SA	2,598,946	16,053
	Knorr-Bremse AG	150,820	15,292
*	Evotec SE	350,581	14,186
	Evonik Industries AG	430,727	14,052
	Carl Zeiss Meditec AG (Bearer)	83,592	13,443
	LANXESS AG	192,607	11,727
	Bayerische Motoren Werke AG Preference Shares	132,245	11,445
*	thyssenkrupp AG	1,110,416	11,428
	Bechtle AG	187,554	11,261
	Nemetschek SE	121,589	11,239
*	Deutsche Lufthansa AG (Registered)	1,346,930	10,473
[1]	Scout24 SE	171,927	10,272
	Rheinmetall AG	97,786	10,224
	United Internet AG (Registered)	248,016	9,726
*	CTS Eventim AG & Co. KGaA	132,533	9,421
	Uniper SE	197,907	8,955
	Aurubis AG	79,407	8,278
*	K+S AG (Registered)	430,743	8,224
	Freenet AG	282,566	7,696
	TAG Immobilien AG	284,242	7,506
	HUGO BOSS AG	117,030	7,414

		Shares	Market Value ($000)
	Vantage Towers AG	213,107	6,950
	FUCHS PETROLUB SE Preference Shares	158,141	6,834
	Gerresheimer AG	71,062	6,377
[1]	Befesa SA	89,765	6,337
	Rational AG	7,495	6,283
	Talanx AG	120,014	5,744
*,2	Sixt SE	34,443	5,599
*	Fraport AG Frankfurt Airport Services Worldwide	80,815	5,520
	ProSiebenSat.1 Media SE	351,698	5,501
*,1	TeamViewer AG	354,956	5,363
[2]	Siltronic AG (XETR)	39,751	5,191
	CANCOM SE	82,807	5,026
	AIXTRON SE	238,675	4,963
*	RTL Group SA	87,348	4,944
	Wacker Chemie AG	33,672	4,914
	Duerr AG	110,710	4,900
	Grand City Properties SA	221,027	4,878
	Jungheinrich AG Preference Shares	108,926	4,658
	Deutsche Wohnen SE	111,196	4,530
	Aareal Bank AG	135,360	4,360
	Telefonica Deutschland Holding AG	1,515,651	4,351
	alstria office REIT AG	196,700	4,311
[2]	Software AG	110,987	4,274
	Stroeer SE & Co. KGaA	56,653	4,242
	Jenoptik AG	114,965	4,208
*	Hypoport SE	9,038	3,994
	Encavis AG	248,228	3,910
*,2	Nordex SE	233,824	3,752
	Stabilus SA	55,348	3,727
	CompuGroup Medical SE & Co. KGaA	55,298	3,665
*	flatexDEGIRO AG	188,985	3,657
*,1	Auto1 Group SE	206,760	3,607
	Fielmann AG	55,368	3,531
[2]	Varta AG	31,737	3,458
[1]	Deutsche Pfandbriefbank AG	279,781	3,452
	HOCHTIEF AG	43,317	3,369
	Krones AG	32,858	3,263
[1]	DWS Group GmbH & Co. KGaA	78,349	3,154
	Dermapharm Holding SE	38,866	3,143
	METRO AG	306,827	3,132
*	Salzgitter AG	87,230	2,984
	Hornbach Holding AG & Co. KGaA	19,165	2,936
	Pfeiffer Vacuum Technology AG	14,802	2,915
*,2	Synlab AG	125,070	2,876
	VERBIO Vereinigte BioEnergie AG	44,680	2,848
	1&1 AG	104,996	2,795
*	Nagarro SE	16,062	2,792
	Eckert & Ziegler Strahlen- und Medizintechnik AG	31,326	2,731
	Traton SE	113,745	2,727
*	SUSE SA	80,811	2,665
	Norma Group SE	72,273	2,625
	Sixt SE Preference Shares	28,885	2,610
	Sartorius AG	5,255	2,521
	Suedzucker AG	178,427	2,498
	FUCHS PETROLUB SE	74,344	2,495
*	MorphoSys AG	77,006	2,466
[1,2]	ADLER Group SA	205,569	2,431
*	Vitesco Technologies Group AG Class A	48,537	2,403

		Shares	Market Value ($000)
	STRATEC SE	16,292	2,205
	Deutsche EuroShop AG	116,840	2,195
	PATRIZIA AG	98,662	2,145
	Bilfinger SE	60,103	2,093
*,1,2	Shop Apotheke Europe NV	15,938	2,072
[2]	S&T AG	107,040	1,966
	DIC Asset AG	114,084	1,962
*	Deutz AG	276,368	1,894
[2]	GRENKE AG	59,780	1,888
[1]	Instone Real Estate Group SE	104,808	1,865
*	Kloeckner & Co. SE Preference Shares	164,032	1,853
	KWS Saat SE & Co. KGaA	23,762	1,846
*,2	CECONOMY AG	408,890	1,820
	Atoss Software AG	8,677	1,740
	Indus Holding AG	44,319	1,701
	Hella GmbH & Co. KGaA	23,673	1,659
	Draegerwerk AG & Co. KGaA Preference Shares	25,391	1,475
*,2	About You Holding SE	72,156	1,406
	Zeal Network SE	32,864	1,404
	Schaeffler AG Preference Shares	186,999	1,390
	New Work SE	6,146	1,356
	BayWa AG	32,009	1,348
	Wacker Neuson SE	52,816	1,327
	Deutsche Beteiligungs AG	31,586	1,311
	Washtec AG	22,557	1,269
	Takkt AG	73,389	1,242
	Hamburger Hafen und Logistik AG	55,400	1,190
	Basler AG	8,636	1,160
	Secunet Security Networks AG	2,936	1,045
*	Global Fashion Group SA	227,780	1,041
	Wuestenrot & Wuerttembergische AG	44,645	942
	Vossloh AG	19,328	932
	Hornbach Baumarkt AG	17,232	924
*	Koenig & Bauer AG	29,520	920
	Hensoldt AG	65,407	891
*	ElringKlinger AG	62,414	743
*	SGL Carbon SE	106,085	741
	Siltronic AG	5,398	706
[2]	SMA Solar Technology AG	18,536	660
	Bertrandt AG	10,813	633
	CropEnergies AG	42,040	579
	Draegerwerk AG & Co. KGaA	10	1
			3,734,331
Ireland (0.4%)
	Kerry Group plc Class A	349,017	43,975
	Kingspan Group plc	341,381	32,860
*	Bank of Ireland Group plc	2,072,805	13,971
	Glanbia plc (XDUB)	434,040	5,962
*	AIB Group plc	1,778,127	4,697
*	Dalata Hotel Group plc	506,992	2,418
*	Cairn Homes plc (XDUB)	1,589,573	2,225
	Hibernia REIT plc	1,481,019	2,115
*	Irish Continental Group plc	359,199	1,787
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			110,010
Italy (4.1%)
	Enel SpA	17,581,195	135,315

		Shares	Market Value ($000)
	Intesa Sanpaolo SpA	37,584,344	111,695
	Eni SpA	5,611,274	84,288
	UniCredit SpA	4,851,695	77,110
	Ferrari NV	275,495	63,494
	Assicurazioni Generali SpA	2,778,649	58,476
	Stellantis NV	2,896,379	55,926
	CNH Industrial NV	2,229,952	33,989
	Stellantis NV (XNYS)	1,684,979	32,537
	Moncler SpA	486,787	31,242
	Snam SpA (MTAA)	5,053,096	28,316
	Terna - Rete Elettrica Nazionale	3,189,686	25,063
	FinecoBank Banca Fineco SpA	1,387,738	23,331
*	Atlantia SpA	1,121,426	20,808
	Prysmian SpA	599,611	20,220
	EXOR NV	234,690	19,679
*,1	Nexi SpA	1,334,978	19,527
	Mediobanca Banca di Credito Finanziario SpA	1,583,714	18,144
	Davide Campari-Milano NV	1,128,646	14,170
[1]	Poste Italiane SpA	1,041,022	13,973
	Telecom Italia SpA	28,303,865	13,339
	Tenaris SA	1,050,642	12,825
	Amplifon SpA	295,441	12,558
	Recordati Industria Chimica e Farmaceutica SpA	218,371	12,233
	Interpump Group SpA	183,706	11,345
	Banco BPM SpA	3,402,238	10,607
	Reply SpA	50,977	8,567
[1]	Infrastrutture Wireless Italiane SpA	792,519	8,545
[1]	Pirelli & C SpA	1,104,332	7,808
	DiaSorin SpA	50,474	7,781
	Azimut Holding SpA	274,689	7,389
	Italgas SpA	1,104,229	7,326
	Hera SpA	1,757,625	7,307
*	Leonardo SpA	896,301	6,474
	A2A SpA	3,386,502	6,433
	Unipol Gruppo SpA	1,084,202	6,099
	De' Longhi SpA	158,479	5,461
	Banca Mediolanum SpA	540,713	5,256
	Banca Generali SpA	126,889	5,111
	BPER Banca	2,365,905	4,981
*	Iveco Group NV	440,272	4,684
	Buzzi Unicem SpA	211,043	4,407
*	Brunello Cucinelli SpA	75,461	4,382
	Brembo SpA	328,407	4,366
	ERG SpA	148,317	4,325
	Iren SpA	1,402,974	4,221
	Telecom Italia SpA Savings Shares	9,153,647	4,088
	Banca Popolare di Sondrio SCPA	916,377	3,854
*	Salvatore Ferragamo SpA	151,005	3,236
*	Autogrill SpA	423,900	3,183
[1]	BFF Bank SpA	413,409	3,161
[1]	Anima Holding SpA	595,678	3,013
	Sesa SpA	16,284	2,945
	UnipolSai Assicurazioni SpA	958,503	2,799
*,1	Enav SpA	569,022	2,614
[1,2]	Technogym SpA	301,872	2,576
	Falck Renewables SpA	253,449	2,489
[1]	Carel Industries SpA	99,631	2,399
	Tamburi Investment Partners SpA	232,329	2,365

		Shares	Market Value ($000)
*,2	Saipem SpA	1,275,941	1,952
	ACEA SpA	95,226	1,925
	Gruppo MutuiOnline SpA	37,241	1,773
	SOL SpA	82,829	1,772
[2]	Maire Tecnimont SpA	369,078	1,763
[1]	GVS SpA	157,036	1,758
[2]	Webuild SpA (MTAA)	806,424	1,689
	Tinexta SpA	43,814	1,556
	MARR SpA	72,261	1,539
	Danieli & C Officine Meccaniche SpA Savings Shares	79,506	1,424
	Zignago Vetro SpA	74,784	1,295
	Banca IFIS SpA	63,707	1,279
	Italmobiliare SpA	31,739	1,135
	Credito Emiliano SpA	164,318	1,133
	Piaggio & C SpA	352,318	1,128
[1]	RAI Way SpA	197,732	1,124
*,1	doValue SpA	122,419	1,061
*,2	Tod's SpA	17,974	969
[2]	Danieli & C Officine Meccaniche SpA	34,193	930
*,2	Juventus Football Club SpA	2,135,157	913
	Cementir Holding NV	97,369	858
	MFE-MediaForEurope NV Class B	614,993	785
*	Biesse SpA	29,627	769
*	Saras SpA	1,224,960	768
*	CIR SpA-Compagnie Industriali	1,529,140	727
*	Arnoldo Mondadori Editore SpA	284,595	655
*,2	Fincantieri SpA	1,023,726	655
	Datalogic SpA	41,515	649
*	Immobiliare Grande Distribuzione SIIQ SpA	139,457	649
*,2	Banca Monte dei Paschi di Siena SpA	564,787	584
*	Societa Cattolica Di Assicurazione SpA	83,511	533
*	MFE-MediaForEurope NV Class A	614,993	510
	DeA Capital SpA	209,617	317
	Rizzoli Corriere Della Sera Mediagroup SpA	308,248	301
*	Webuild SpA	61,413	50
			1,156,783
Netherlands (8.3%)
	ASML Holding NV	882,749	597,881
	Shell plc (XLON)	16,305,567	418,869
*	Prosus NV	1,996,187	166,075
*,1	Adyen NV	65,417	133,117
	ING Groep NV	8,843,152	130,782
	Koninklijke Ahold Delhaize NV	2,204,743	71,488
	Koninklijke DSM NV	376,068	70,498
	Koninklijke Philips NV	2,051,894	68,253
	Wolters Kluwer NV	580,265	59,059
[2]	Heineken NV	539,412	57,850
	Akzo Nobel NV	412,091	42,655
	Universal Music Group NV	1,688,409	41,685
	ArcelorMittal SA	1,399,298	41,565
	NN Group NV	710,145	39,741
	ASM International NV	108,366	37,232
	Shell plc	1,191,185	30,397
	Koninklijke KPN NV	7,511,616	24,777
	Aegon NV	4,014,692	22,649
	IMCD NV	128,863	22,167
	Heineken Holding NV	240,009	21,042
*,1	Just Eat Takeaway.com NV	410,744	20,283

		Shares	Market Value ($000)
*	Unibail-Rodamco-Westfield	231,815	17,664
	Randstad NV	251,507	16,361
[1]	Signify NV	282,839	14,982
[1]	ABN AMRO Bank NV GDR	932,868	14,972
	ASR Nederland NV	305,778	14,217
	BE Semiconductor Industries NV	160,622	13,468
	Aalberts NV	216,804	13,253
*	Galapagos NV	108,262	7,295
	Arcadis NV	160,638	7,032
	APERAM SA	106,447	5,998
*	OCI NV	216,417	5,923
	SBM Offshore NV	363,269	5,749
*,1	Basic-Fit NV	119,343	5,694
[2]	JDE Peet's NV	187,652	5,619
	Corbion NV	133,328	5,567
	TKH Group NV GDR	93,314	5,385
	Boskalis Westminster	182,638	5,170
	Koninklijke Vopak NV	146,239	5,018
	PostNL NV	1,095,307	4,692
*,1	Intertrust NV	201,555	4,382
*	InPost SA	454,404	3,689
*	Accell Group NV	48,101	3,130
[1]	CTP NV	135,996	2,766
	Eurocommercial Properties NV	106,183	2,568
	AMG Advanced Metallurgical Group NV	66,313	2,282
[1]	Flow Traders	58,600	2,273
*	Sligro Food Group NV	78,358	1,999
*,1	Alfen Beheer BV	25,098	1,872
*	Fugro NV	228,080	1,824
*	Koninklijke BAM Groep NV	544,579	1,818
	NSI NV	38,416	1,593
*	TomTom NV	144,902	1,385
	Wereldhave NV	85,948	1,321
	Vastned Retail NV	39,231	1,098
	Brunel International NV	44,381	545
[1]	B&S Group Sarl	53,465	432
	ForFarmers NV	64,477	293
			2,327,394
Norway (1.4%)
	Equinor ASA	2,176,252	59,995
	DNB Bank ASA	2,321,462	55,251
	Mowi ASA	1,002,621	24,608
	Telenor ASA	1,437,544	23,758
	Norsk Hydro ASA	3,028,587	23,276
	Yara International ASA	370,418	19,020
	Orkla ASA	1,733,655	16,568
	TOMRA Systems ASA	263,852	13,191
	Storebrand ASA	1,069,882	11,406
*	Nordic Semiconductor ASA	351,543	10,416
	Aker BP ASA	283,842	9,835
	Gjensidige Forsikring ASA	373,289	9,118
	Salmar ASA	124,947	8,519
	Bakkafrost P/F	113,985	7,858
*	Adevinta ASA	622,885	6,535
	SpareBank 1 SR-Bank ASA	402,613	6,016
	Schibsted ASA Class B	218,092	5,715
	Borregaard ASA	224,909	5,290
	Kongsberg Gruppen ASA	170,901	5,179

		Shares	Market Value ($000)
	Schibsted ASA Class A	173,416	5,137
	SpareBank 1 SMN	292,266	4,840
	Leroy Seafood Group ASA	578,756	4,824
	Aker ASA Class A	53,818	4,604
*	NEL ASA	3,088,423	4,193
	Subsea 7 SA	532,915	4,007
[1]	Scatec ASA	266,757	3,940
	Veidekke ASA	245,308	3,667
*	Atea ASA	189,413	3,208
[1]	Entra ASA	142,156	3,131
*	Kahoot! ASA	737,170	2,960
*,1	Crayon Group Holding ASA	152,340	2,945
	TGS ASA	265,044	2,854
	Austevoll Seafood ASA	203,387	2,694
*	MPC Container Ships A/S	708,931	2,407
[1]	Elkem ASA	597,437	2,179
*	Frontline Ltd.	270,225	1,779
[1]	Sbanken ASA	163,165	1,726
	DNO ASA	1,170,249	1,718
	Bonheur ASA	43,286	1,515
*	Grieg Seafood ASA	140,507	1,453
*	Wallenius Wilhelmsen ASA	226,694	1,228
	Sparebank 1 Oestlandet	62,717	1,041
[1]	BW LPG Ltd.	170,979	922
	Stolt-Nielsen Ltd.	41,434	750
*	Hexagon Composites ASA	242,846	749
	Norway Royal Salmon ASA	30,677	667
	BW Offshore Ltd.	190,421	583
*	BW Energy Ltd.	147,580	383
*	Borr Drilling Ltd.	1,519	3
			393,661
Poland (0.5%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,920,437	22,481
	Polski Koncern Naftowy ORLEN SA	698,895	12,215
	Bank Polska Kasa Opieki SA	352,031	11,730
	Powszechny Zaklad Ubezpieczen SA	1,257,702	11,198
	KGHM Polska Miedz SA	314,627	10,853
	LPP SA	2,536	9,920
*,1	Dino Polska SA	108,604	8,367
*,1,2	Allegro.eu SA	868,473	8,049
[2]	CD Projekt SA	147,192	6,535
	Santander Bank Polska SA	67,128	5,768
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,922,296	5,122
	Cyfrowy Polsat SA	599,976	4,635
*	mBank SA	28,663	3,283
	KRUK SA	39,486	3,181
*	PGE Polska Grupa Energetyczna SA	1,651,597	3,111
*	Grupa Lotos SA	221,799	2,980
*	Alior Bank SA	211,224	2,919
*	Orange Polska SA	1,479,077	2,864
*	Bank Millennium SA	1,388,287	2,806
	Asseco Poland SA	128,516	2,586
*,1	Pepco Group NV	246,669	2,376
*	Tauron Polska Energia SA	2,018,092	1,194
*	CCC SA	62,892	1,191
	Bank Handlowy w Warszawie SA	70,243	1,087
*	Jastrzebska Spolka Weglowa SA	109,493	1,070
*	AmRest Holdings SE	153,759	949

		Shares	Market Value ($000)
*	Grupa Azoty SA	100,832	878
*	Enea SA	458,053	863
	Ciech SA	57,711	597
	Warsaw Stock Exchange	56,564	562
	Eurocash SA	168,984	428
*	Mercator Medical SA	6,287	114
	Kernel Holding SA	2,216	28
			151,940
Portugal (0.3%)
	EDP - Energias de Portugal SA	6,404,786	32,787
	Jeronimo Martins SGPS SA	620,007	14,899
	Galp Energia SGPS SA	1,159,574	12,786
	EDP Renovaveis SA	550,525	11,573
*	Banco Comercial Portugues SA Class R	17,546,585	2,982
	REN - Redes Energeticas Nacionais SGPS SA	889,282	2,535
	Sonae SGPS SA	2,192,076	2,519
	Navigator Co. SA	581,221	2,193
	NOS SGPS SA	477,030	1,880
	CTT-Correios de Portugal SA	327,508	1,600
	Altri SGPS SA	155,147	992
	Corticeira Amorim SGPS SA	71,868	826
*	Greenvolt-Energias Renovaveis SA	77,790	527
	Semapa-Sociedade de Investimento e Gestao	30,682	411
			88,510
Spain (3.6%)
	Iberdrola SA (XMAD)	13,347,839	153,034
	Banco Santander SA	38,762,295	135,924
	Banco Bilbao Vizcaya Argentaria SA	15,068,461	96,207
	Industria de Diseno Textil SA	2,379,573	72,171
*	Amadeus IT Group SA	964,496	66,319
[1]	Cellnex Telecom SA	1,376,483	62,418
	Telefonica SA	11,671,763	54,409
	Repsol SA	2,953,053	37,526
	CaixaBank SA	9,994,496	32,156
	Ferrovial SA	1,089,958	30,288
*,1	Aena SME SA	159,695	25,804
[2]	Naturgy Energy Group SA	673,195	21,315
	Red Electrica Corp. SA	978,192	19,719
	Endesa SA	721,639	16,156
	Grifols SA	744,523	13,129
	ACS Actividades de Construccion y Servicios SA	500,799	12,643
	Enagas SA	559,428	12,096
*	Siemens Gamesa Renewable Energy SA	503,238	10,889
*	Banco de Sabadell SA	12,661,042	9,847
	Acciona SA	52,301	9,110
	Bankinter SA	1,551,013	9,095
	Merlin Properties Socimi SA	748,557	8,462
	Fluidra SA	250,667	7,982
	Inmobiliaria Colonial Socimi SA	778,823	6,877
	Acerinox SA	476,828	6,076
	Viscofan SA	87,905	5,330
	Mapfre SA	2,244,136	4,874
	Grupo Catalana Occidente SA	116,835	3,940
	Laboratorios Farmaceuticos Rovi SA	49,711	3,650
*	Corp. ACCIONA Energias Renovables SA	116,552	3,555
	CIE Automotive SA	117,895	3,425
	Ebro Foods SA	174,455	3,233

		Shares	Market Value ($000)
	Zardoya Otis SA	402,008	3,188
	Cia de Distribucion Integral Logista Holdings SA	143,750	2,908
[1]	Unicaja Banco SA	2,788,782	2,859
	Applus Services SA	323,970	2,855
*	Indra Sistemas SA	276,696	2,819
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,561,094	2,802
	Faes Farma SA	704,807	2,717
*	Iberdrola SA	217,482	2,482
*	Solaria Energia y Medio Ambiente SA	137,280	2,399
	Almirall SA	166,888	2,148
	Sacyr SA (XMAD)	832,495	2,081
*	Melia Hotels International SA	264,739	2,006
	Pharma Mar SA	30,550	1,923
	Construcciones y Auxiliar de Ferrocarriles SA	42,576	1,685
*	Mediaset Espana Comunicacion SA	329,133	1,541
[1]	Gestamp Automocion SA	338,537	1,525
*	Prosegur Cia de Seguridad SA	518,108	1,291
[1]	Global Dominion Access SA	239,424	1,183
[1]	Neinor Homes SA	93,335	1,136
[1]	Aedas Homes SA	41,488	1,130
	Fomento de Construcciones y Contratas SA	87,183	1,050
	Lar Espana Real Estate Socimi SA	127,865	773
*	Ence Energia y Celulosa SA	271,926	730
[1]	Metrovacesa SA	95,492	707
	Atresmedia Corp. de Medios de Comunicacion SA	167,833	653
*,2	Tecnicas Reunidas SA	67,716	607
*,1	Prosegur Cash SA	824,021	604
*	Distribuidora Internacional de Alimentacion SA	30,509,061	537
*,3	Acs Actividades De Construccio Rights Exp. 2/2/2022	491,873	259
*	NH Hotel Group SA (XMAD)	51,716	187
*	Sacyr SA Rights Exp. 2/2/2022	813,870	45
			1,006,489
Sweden (6.1%)
	Investor AB Class B	4,323,637	93,875
	Telefonaktiebolaget LM Ericsson Class B	6,810,287	85,034
	Atlas Copco AB Class A	1,430,022	84,637
	Volvo AB Class B	3,426,069	77,314
	Sandvik AB	2,439,213	64,236
	Hexagon AB Class B	4,252,497	57,358
	Assa Abloy AB Class B	2,077,564	56,888
[1]	Evolution AB	365,862	45,520
	Swedbank AB Class A	2,277,283	44,585
	Atlas Copco AB Class B	854,547	43,704
	Skandinaviska Enskilda Banken AB Class A	3,257,170	42,105
	H & M Hennes & Mauritz AB Class B	1,986,472	39,552
	Essity AB Class B	1,376,132	38,794
	Svenska Handelsbanken AB Class A	3,369,192	35,907
	Epiroc AB Class A	1,432,879	30,576
	Swedish Match AB	3,484,993	26,964
	Nibe Industrier AB Class B	2,711,656	25,773
	EQT AB	640,373	25,094
	Boliden AB	619,248	25,075
	Svenska Cellulosa AB SCA Class B	1,390,387	24,212
	Alfa Laval AB	711,756	24,044
	Investor AB Class A	1,010,480	22,988
	Telia Co. AB	5,812,635	22,910
	Skanska AB Class B	814,820	19,949
	Getinge AB Class B	507,220	19,830

		Shares	Market Value ($000)
	SKF AB Class B	872,118	19,119
	Lundin Energy AB	425,740	17,314
	Industrivarden AB Class A	540,995	17,102
	Tele2 AB Class B	1,137,652	16,553
*	Kinnevik AB Class B	541,646	16,189
	Indutrade AB	638,753	15,891
	Epiroc AB Class B	833,991	15,094
*	Fastighets AB Balder Class B	226,798	15,025
	Castellum AB	628,535	14,804
	Samhallsbyggnadsbolaget i Norden AB	2,297,287	13,855
	Trelleborg AB Class B	546,768	13,767
	Husqvarna AB Class B	983,919	13,680
*,1	Sinch AB	1,207,804	12,417
	Lifco AB Class B	512,142	12,005
	Sagax AB Class B	396,273	11,567
	Industrivarden AB Class C	365,819	11,363
[1]	Thule Group AB	235,417	11,363
	Electrolux AB Class B	525,989	10,944
	Holmen AB Class B	219,879	10,679
	Volvo AB Class A	451,664	10,331
	Investment AB Latour Class B	327,617	10,193
	Beijer Ref AB Class B	559,665	9,768
	Avanza Bank Holding AB	278,051	8,797
	Fabege AB	581,846	8,681
	L E Lundbergforetagen AB Class B	165,634	8,463
	Securitas AB Class B	694,376	8,387
	Elekta AB Class B	807,047	8,260
*	SSAB AB Class B	1,565,811	8,153
[1]	Dometic Group AB	721,084	7,988
	AddTech AB Class B	422,961	7,824
*	Swedish Orphan Biovitrum AB	397,207	7,808
	AAK AB	386,097	7,232
	AddLife AB Class B	247,305	7,115
	Hexpol AB	558,755	6,667
*	Nordic Entertainment Group AB Class B	171,006	6,621
	Vitrolife AB	155,482	6,394
	Nyfosa AB	407,216	6,339
	Sweco AB Class B	450,072	6,327
	BillerudKorsnas AB	396,698	6,308
	Wihlborgs Fastigheter AB	299,127	6,184
	JM AB	158,088	5,988
	Nordnet AB publ	383,392	5,975
	Axfood AB	234,277	5,968
	Wallenstam AB Class B	375,311	5,907
[1]	Bravida Holding AB	455,135	5,446
	Intrum AB	175,930	5,297
	Peab AB Class B	448,569	5,042
	Arjo AB Class B	504,208	5,039
	AFRY AB	221,071	4,958
	Saab AB Class B	208,222	4,938
	Mips AB	49,224	4,894
*	Sectra AB Class B	289,400	4,767
	Lindab International AB	154,913	4,497
	Corem Property Group AB Class B	1,541,041	4,423
	Loomis AB Class B	171,031	4,392
	Bure Equity AB	123,289	4,254
	Nolato AB Class B	392,723	4,024
	Instalco AB	532,685	3,872

		Shares	Market Value ($000)
	Medicover AB Class B	129,807	3,847
	NCC AB Class B	215,838	3,568
*	Electrolux Professional AB Class B	509,209	3,556
	Catena AB	61,817	3,509
*	Cint Group AB	263,812	3,508
	Hufvudstaden AB Class A	242,150	3,458
	HMS Networks AB	63,380	3,315
*	Modern Times Group MTG AB Class B	243,661	3,261
	Mycronic AB	154,380	3,159
	Biotage AB	147,876	3,019
	Granges AB	237,570	2,946
*	Pandox AB Class B	201,628	2,931
	Bilia AB Class A	186,044	2,792
*	SSAB AB Class A	470,120	2,783
*,1,2	Boozt AB	144,287	2,712
	Troax Group AB	76,251	2,671
	Vitec Software Group AB Class B	54,908	2,470
	Concentric AB	84,414	2,389
	Ratos AB Class B	451,124	2,368
	Atrium Ljungberg AB Class B	101,421	2,195
	Dios Fastigheter AB	189,408	2,109
*	BHG Group AB	180,544	1,731
[1]	Munters Group AB	240,228	1,697
*	VNV Global AB	190,530	1,648
	Bonava AB Class B	187,296	1,621
	Systemair AB	168,229	1,605
	Platzer Fastigheter Holding AB Class B	118,026	1,561
	Samhallsbyggnadsbolaget i Norden AB Class D	465,344	1,521
*	Betsson AB Class B	259,258	1,451
[1]	Resurs Holding AB	352,277	1,446
	Nobia AB	262,053	1,432
	SkiStar AB	92,203	1,420
*	Mekonomen AB	90,710	1,339
*,2	SAS AB	7,562,484	1,278
*	Hemnet Group AB	70,125	1,265
*	BICO Group AB Class B	61,189	1,222
*,1,2	Scandic Hotels Group AB	282,918	1,194
	Cloetta AB Class B	450,273	1,192
	Clas Ohlson AB Class B	89,981	1,091
*	Karo Pharma AB	162,957	1,046
	Telefonaktiebolaget LM Ericsson Class A	82,164	1,019
*	Kinnevik AB Class A	31,547	997
	Investment AB Oresund	63,038	969
	Fagerhult AB	145,996	910
	INVISIO AB	68,922	886
	Svenska Handelsbanken AB Class B	68,173	826
*,1	Attendo AB	228,186	804
	Corem Property Group AB Preference Shares	23,360	797
*	Sagax AB Class D	223,833	760
*,2	Hansa Biopharma AB	93,717	747
*	Camurus AB	46,204	662
*	Collector AB	166,669	654
	Skandinaviska Enskilda Banken AB Class C	33,550	469
*	Solid Forsakring AB	30,342	174
	NCC AB Class A	8,396	139
*,1,2	Oncopeptides AB	102,926	108
	Svenska Cellulosa AB SCA Class A	4,171	73
			1,699,496

		Shares	Market Value ($000)
Switzerland (14.4%)
	Nestle SA (Registered)	6,228,374	804,322
	Roche Holding AG	1,588,013	614,560
	Novartis AG (Registered)	4,684,570	407,040
	Cie Financiere Richemont SA Class A (Registered)	1,155,384	167,916
	Zurich Insurance Group AG	335,932	160,679
	UBS Group AG (Registered)	7,359,985	136,524
	ABB Ltd. (Registered)	3,775,618	130,907
	Lonza Group AG (Registered)	167,802	115,690
	Sika AG (Registered)	320,594	112,168
	Givaudan SA (Registered)	20,870	86,463
	Alcon Inc.	1,040,291	80,215
	Swiss Re AG	653,050	71,155
	Partners Group Holding AG	50,784	70,803
	Geberit AG (Registered)	79,313	53,888
	Credit Suisse Group AG (Registered)	5,441,302	51,722
	Swiss Life Holding AG (Registered)	70,251	45,214
	Holcim Ltd.	827,306	44,841
	Sonova Holding AG (Registered)	119,980	42,742
	SGS SA (Registered)	13,275	37,855
	Straumann Holding AG (Registered)	22,742	37,685
	Swisscom AG (Registered)	57,575	32,908
	Kuehne + Nagel International AG (Registered)	113,537	32,061
	Julius Baer Group Ltd.	482,624	31,539
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,488	28,874
	Logitech International SA (Registered)	335,060	28,155
	Chocoladefabriken Lindt & Spruengli AG (Registered)	223	25,698
[1]	VAT Group AG	58,119	23,701
	Schindler Holding AG Ptg. Ctf.	91,896	23,064
*	Holcim Ltd. (XSWX)	415,132	22,405
	Vifor Pharma AG	117,271	20,774
	Swatch Group AG (Bearer)	65,820	19,201
	Barry Callebaut AG (Registered)	8,107	18,611
	Baloise Holding AG (Registered)	101,958	17,861
	SIG Combibloc Group AG	763,841	17,747
	Roche Holding AG (Bearer)	42,956	17,689
	Adecco Group AG (Registered)	360,401	17,167
	Swiss Prime Site AG (Registered)	169,382	16,748
	Temenos AG (Registered)	137,483	16,479
	EMS-Chemie Holding AG (Registered)	16,000	16,184
	Tecan Group AG (Registered)	28,698	13,953
	Georg Fischer AG (Registered)	9,323	13,633
	PSP Swiss Property AG (Registered)	97,049	11,768
	Belimo Holding AG (Registered)	20,777	11,473
	Clariant AG (Registered)	517,429	10,967
	Schindler Holding AG (Registered)	43,210	10,840
	Helvetia Holding AG (Registered)	79,538	10,001
*	ams AG	555,169	9,334
	Bachem Holding AG (Registered) Class B	13,916	8,301
*	Flughafen Zurich AG (Registered)	42,781	7,915
[1]	Galenica AG	108,554	7,666
	Siegfried Holding AG (Registered)	9,318	7,544
*	Dufry AG (Registered)	139,685	7,239
	Allreal Holding AG (Registered)	32,563	7,066
	Bucher Industries AG (Registered)	14,604	6,724
	DKSH Holding AG	80,778	6,477
	Daetwyler Holding AG (Bearer)	16,469	6,467
*,2	Idorsia Ltd.	270,631	6,304

		Shares	Market Value ($000)
[2]	Stadler Rail AG	118,954	5,661
	SFS Group AG	37,949	5,537
	Inficon Holding AG (Registered)	4,477	5,468
	Swatch Group AG (Registered)	96,815	5,435
	Interroll Holding AG (Registered)	1,255	5,312
	Comet Holding AG (Registered)	16,618	5,301
	Banque Cantonale Vaudoise (Registered)	63,751	5,271
	Vontobel Holding AG (Registered)	61,820	5,124
	Emmi AG (Registered)	4,353	4,886
	BKW AG	40,364	4,815
	Mobimo Holding AG (Registered)	14,561	4,765
	Forbo Holding AG (Registered)	2,352	4,541
	Cembra Money Bank AG	65,714	4,520
	Softwareone Holding AG	228,938	4,498
*	Zur Rose Group AG	17,110	4,188
	OC Oerlikon Corp. AG (Registered)	419,404	4,072
	dormakaba Holding AG	6,845	3,919
	Bystronic AG	2,974	3,909
	Sulzer AG (Registered)	39,116	3,744
	Landis+Gyr Group AG	55,730	3,676
	Valiant Holding AG (Registered)	36,373	3,674
	Huber + Suhner AG (Registered)	40,287	3,668
	Kardex Holding AG (Registered)	13,176	3,657
	Burckhardt Compression Holding AG	7,069	3,343
*,1	PolyPeptide Group AG	33,170	3,307
	Swissquote Group Holding SA (Registered)	19,388	3,298
	St. Galler Kantonalbank AG (Registered)	6,410	3,097
*,1	Sensirion Holding AG	23,080	2,830
	VZ Holding AG	30,123	2,824
	Schweiter Technologies AG (Bearer)	2,128	2,823
	LEM Holding SA (Registered)	1,047	2,620
*	Komax Holding AG (Registered)	8,127	2,507
*	Dottikon Es Holding AG (Registered)	10,025	2,506
*,1	Medmix AG	55,492	2,401
*	Aryzta AG	2,084,334	2,393
	Arbonia AG	98,561	2,383
*,2	Meyer Burger Technology AG	5,972,791	2,312
	Zehnder Group AG	21,860	2,001
	Bossard Holding AG (Registered) Class A	5,973	1,873
*,1	Medacta Group SA	13,914	1,783
*	Valora Holding AG (Registered)	9,042	1,757
	Intershop Holding AG	2,652	1,751
*	ALSO Holding AG (Registered)	6,147	1,730
	Leonteq AG	23,547	1,693
	Vetropack Holding AG Class A (Registered)	27,743	1,610
*	Basilea Pharmaceutica AG (Registered)	29,545	1,435
*,1	Montana Aerospace AG	38,223	1,429
*	Bobst Group SA (Registered)	16,704	1,419
	Ypsomed Holding AG (Registered)	7,170	1,340
*	Rieter Holding AG (Registered)	6,421	1,298
*,2	COSMO Pharmaceuticals NV	20,834	1,292
	Bell Food Group AG (Registered)	4,158	1,262
	EFG International AG	163,534	1,253
*	Autoneum Holding AG	6,230	1,132
*	u-blox Holding AG	14,952	1,066
*	Ascom Holding AG (Registered)	76,599	1,003
*	Implenia AG (Registered)	29,596	722
	Hiag Immobilien Holding AG	6,145	628

		Shares	Market Value ($000)
	VP Bank AG Class A	5,715	617
*	Swiss Steel Holding AG	1,650,373	566
*	APG SGA SA	2,162	443
*	Aryzta AG (XSWX)	24,200	30
			4,038,345
United Kingdom (23.0%)
	AstraZeneca plc	3,503,861	407,597
	HSBC Holdings plc	46,248,200	329,164
	Diageo plc	5,194,904	262,142
	GlaxoSmithKline plc	11,187,798	249,667
	BP plc	44,063,915	228,424
	British American Tobacco plc	5,166,657	220,590
	Rio Tinto plc	2,459,742	173,376
	Unilever plc (XLON)	3,211,967	164,716
*	Glencore plc	29,999,579	156,286
	Unilever plc	2,568,823	131,209
	Anglo American plc	2,756,188	121,508
	National Grid plc	8,160,890	119,418
	Reckitt Benckiser Group plc	1,432,351	116,052
	Lloyds Banking Group plc	160,409,668	111,320
	Vodafone Group plc	61,968,534	108,808
	Prudential plc (XLON)	6,215,143	104,761
	Barclays plc	37,901,604	101,683
	Compass Group plc	4,039,396	91,806
	Experian plc	2,070,768	86,492
	London Stock Exchange Group plc	821,896	80,475
	Ferguson plc	501,038	78,809
	Ashtead Group plc	1,012,439	72,418
	RELX plc	2,274,726	69,971
	Tesco plc	17,274,683	69,387
	RELX plc (XLON)	1,930,115	59,192
*	Flutter Entertainment plc (XDUB)	374,871	57,120
	BAE Systems plc	7,192,327	56,285
	Legal & General Group plc	13,427,388	52,501
	SSE plc	2,417,231	52,009
	Aviva plc	8,610,853	50,838
	Imperial Brands plc	2,134,989	50,620
	CRH plc	991,999	49,789
	Segro plc	2,707,462	47,732
	BT Group plc	17,013,535	45,063
	Standard Chartered plc	5,712,257	41,601
	WPP plc	2,584,229	40,522
	3i Group plc	2,154,471	40,124
	CRH plc (XDUB)	759,099	38,320
	Natwest Group plc	11,606,617	38,148
	Smith & Nephew plc	1,991,198	33,864
	Croda International plc	304,522	32,888
	Smurfit Kappa Group plc	587,064	30,979
	Spirax-Sarco Engineering plc	166,362	29,988
*	Rolls-Royce Holdings plc	18,929,293	29,671
	Rentokil Initial plc	4,209,553	29,478
	Next plc	287,954	29,338
	Halma plc	859,187	29,121
	Bunzl plc	763,955	28,615
*	Entain plc	1,320,805	28,595
*	InterContinental Hotels Group plc	417,005	27,553
	Mondi plc (XLON)	1,095,963	27,420
	Intertek Group plc	364,829	26,476

		Shares	Market Value ($000)
*	Informa plc	3,407,019	25,772
	St. James's Place plc	1,202,485	24,822
	Persimmon plc	720,203	23,464
	Burberry Group plc	911,249	23,117
	Sage Group plc	2,322,064	22,691
*	Ocado Group plc	1,106,017	22,536
	United Utilities Group plc	1,544,500	22,281
	Severn Trent plc	566,824	22,007
	Kingfisher plc	4,787,495	21,469
	Admiral Group plc	504,236	21,441
	Associated British Foods plc	787,725	20,793
	Melrose Industries plc	9,844,939	20,054
	Barratt Developments plc	2,305,506	19,175
[1]	Auto Trader Group plc	2,116,070	19,175
*	Whitbread plc	462,609	19,035
	Smiths Group plc	902,826	19,029
	DCC plc	224,731	18,896
*	Meggitt plc	1,770,121	17,879
	Land Securities Group plc	1,624,168	17,444
	M&G plc	5,912,349	17,304
	Rightmove plc	1,926,919	16,983
	Taylor Wimpey plc	8,230,887	16,886
	Intermediate Capital Group plc	632,532	16,336
	Electrocomponents plc	1,070,087	16,202
	Abrdn plc	4,900,790	16,027
	British Land Co. plc	2,117,422	15,833
	Hargreaves Lansdown plc	853,550	15,497
	B&M European Value Retail SA	2,006,860	15,368
	J Sainsbury plc	3,909,856	15,364
	Phoenix Group Holdings plc	1,671,544	14,964
	DS Smith plc	2,910,567	14,864
*	Coca-Cola HBC AG	444,857	14,734
*	JD Sports Fashion plc	5,611,318	14,388
	Pearson plc	1,718,273	14,347
	Howden Joinery Group plc	1,300,331	14,346
	Antofagasta plc	779,799	14,186
	Weir Group plc	588,627	13,860
	Tritax Big Box REIT plc	4,251,832	13,638
	Berkeley Group Holdings plc	234,744	13,397
	Dechra Pharmaceuticals plc	238,347	13,388
*	Centrica plc	13,274,852	13,053
*	Marks & Spencer Group plc	4,398,552	13,017
*	ITV plc	8,506,390	13,012
	IMI plc	581,936	13,002
	Direct Line Insurance Group plc	3,010,793	12,411
	Royal Mail plc	2,063,770	12,332
	Polymetal International plc	811,879	11,666
	Schroders plc	251,295	11,522
	Spectris plc	251,307	11,468
	Johnson Matthey plc	434,062	11,463
	Future plc	254,667	10,862
	Hikma Pharmaceuticals plc	386,445	10,856
	AVEVA Group plc	271,742	10,783
	Bellway plc	279,029	10,737
	Derwent London plc	230,639	10,657
[1]	Avast plc	1,249,783	10,333
	Travis Perkins plc	508,630	10,320
	Diploma plc	273,456	10,264

		Shares	Market Value ($000)
	Tate & Lyle plc	1,052,216	10,065
	UNITE Group plc	715,094	10,005
	Hiscox Ltd.	754,910	9,923
	Inchcape plc	863,486	9,847
	Endeavour Mining plc	415,613	9,248
	IG Group Holdings plc	832,946	9,170
*,1	Watches of Switzerland Group plc	519,724	9,054
	Pennon Group plc	615,970	9,026
	Evraz plc	1,326,266	9,010
*	Beazley plc	1,353,972	8,989
	Rotork plc	1,933,009	8,884
[1]	ConvaTec Group plc	3,679,231	8,735
	Investec plc	1,493,447	8,600
*	S4 Capital plc	1,194,309	8,351
*	Wise plc Class A	1,019,759	8,343
	Greggs plc	224,314	8,135
	Man Group plc	3,081,388	8,050
	Safestore Holdings plc	462,185	7,924
	Games Workshop Group plc	73,588	7,890
	Genus plc	150,439	7,766
	Grafton Group plc	493,859	7,763
	Big Yellow Group plc	379,078	7,649
	Britvic plc	600,817	7,374
	Drax Group plc	892,144	7,268
*	Virgin Money UK plc	2,790,524	7,223
	LondonMetric Property plc	1,982,185	7,142
*	easyJet plc	832,628	7,034
[1]	Quilter plc	3,702,998	6,876
	Vistry Group plc	494,788	6,860
	Grainger plc	1,677,538	6,832
	Hays plc	3,487,509	6,796
	HomeServe plc	637,004	6,566
*	SSP Group plc	1,757,881	6,522
	OSB Group plc	869,582	6,460
*	Carnival plc	347,861	6,384
*	WH Smith plc	279,891	6,279
*	IWG plc	1,619,828	6,239
	Softcat plc	280,978	6,226
	Ultra Electronics Holdings plc	157,487	6,179
	Pets at Home Group plc	1,066,387	6,175
	Computacenter plc	171,434	6,173
	Close Brothers Group plc	347,598	6,040
	Great Portland Estates plc	567,290	5,878
	Cranswick plc	117,990	5,847
	Primary Health Properties plc	2,955,202	5,731
	Pagegroup plc	703,427	5,551
*	Playtech plc	685,348	5,399
	Savills plc	295,628	5,387
*	International Consolidated Airlines Group SA	2,517,682	5,382
	Assura plc	5,934,778	5,368
	Domino's Pizza Group plc	1,013,091	5,311
	Shaftesbury plc	623,910	5,239
	Dr. Martens plc	1,257,201	5,223
*	Harbour Energy plc	1,054,807	5,147
	Victrex plc	184,713	5,145
	Balfour Beatty plc	1,476,953	5,063
[2]	Hammerson plc	9,415,187	4,963
	Serco Group plc	2,695,179	4,875

		Shares	Market Value ($000)
*,1	Countryside Properties plc	1,140,743	4,758
*,2	TUI AG	1,375,256	4,740
	Renishaw plc	76,538	4,726
[1]	Airtel Africa plc	2,246,373	4,648
*	Ascential plc	964,374	4,607
	QinetiQ Group plc	1,256,380	4,560
	Spirent Communications plc	1,364,590	4,557
	Dunelm Group plc	252,640	4,553
	Bodycote plc	419,657	4,513
*	John Wood Group plc	1,497,633	4,508
*,1	Wizz Air Holdings plc	80,337	4,403
	IntegraFin Holdings plc	648,560	4,329
	Paragon Banking Group plc	560,846	4,320
	Plus500 Ltd.	216,598	4,301
	Redrow plc	508,403	4,283
	Marshalls plc	448,720	4,272
*	Indivior plc	1,395,031	4,247
*	Sanne Group plc	340,641	4,199
	Synthomer plc	829,172	4,094
*	National Express Group plc	1,203,388	4,081
	Genuit Group plc	524,599	4,067
	Lancashire Holdings Ltd.	548,828	4,063
	Capital & Counties Properties plc	1,743,874	4,056
*	Frasers Group plc	407,001	4,043
	Ashmore Group plc	1,028,995	3,944
	Sirius Real Estate Ltd.	2,197,787	3,842
*,1	Network International Holdings plc	1,068,112	3,803
*	THG plc Class B	2,133,096	3,802
*	Mediclinic International plc	877,341	3,785
	Micro Focus International plc	613,333	3,773
*	TUI AG (XETR)	1,053,132	3,645
	Hill & Smith Holdings plc	179,259	3,629
*	Helios Towers plc	1,721,634	3,559
	Fresnillo plc	415,590	3,522
	Oxford Instruments plc	118,721	3,515
	Workspace Group plc	301,486	3,445
	Rathbones Group plc	135,976	3,433
*	Energean plc	266,833	3,400
	TP ICAP Group plc	1,767,584	3,351
	Currys plc	2,271,843	3,277
	Essentra plc	677,634	3,158
*,1	Trainline plc	1,029,782	3,118
*	Capricorn Energy plc	1,109,484	3,093
*,1	Bridgepoint Group plc (Registered)	586,979	3,055
	Jupiter Fund Management plc	973,690	3,021
*,1	Deliveroo plc Class A	1,436,950	3,019
	Vesuvius plc	481,217	2,982
	Moneysupermarket.com Group plc	1,166,348	2,981
	AJ Bell plc	649,190	2,961
	IP Group plc	2,251,062	2,959
	Euromoney Institutional Investor plc	236,182	2,929
	Redde Northgate plc	561,100	2,924
	Centamin plc	2,422,340	2,919
	Rhi Magnesita NV	62,906	2,902
	Coats Group plc	3,243,193	2,870
	Liontrust Asset Management plc	130,925	2,870
	Brewin Dolphin Holdings plc	646,171	2,869
	Telecom Plus plc	140,984	2,857

		Shares	Market Value ($000)
	Bytes Technology Group plc (XLON)	451,337	2,829
	FDM Group Holdings plc	192,109	2,810
	Morgan Advanced Materials plc	639,931	2,769
*	Just Group plc	2,314,793	2,694
*	C&C Group plc	894,560	2,682
*	Darktrace plc	473,091	2,621
*	Auction Technology Group plc	181,449	2,618
	Morgan Sindall Group plc	90,341	2,610
	Kainos Group plc	125,584	2,582
	Premier Foods plc	1,613,409	2,574
	Ninety One plc	727,810	2,561
	Mitie Group plc	3,153,302	2,555
*	Moonpig Group plc	588,303	2,500
*,1	Aston Martin Lagonda Global Holdings plc	153,298	2,488
*	Elementis plc	1,282,265	2,474
	Clarkson plc	55,541	2,472
*	Provident Financial plc	573,088	2,430
	Crest Nicholson Holdings plc	555,690	2,416
[1]	TI Fluid Systems plc Class B	731,272	2,355
[1]	Ibstock plc	873,634	2,341
*	J D Wetherspoon plc	191,877	2,330
	Chemring Group plc	627,872	2,326
*	Firstgroup plc	1,688,505	2,325
*	Babcock International Group plc	563,072	2,306
[1]	Biffa plc	493,858	2,268
	XP Power Ltd.	34,316	2,256
*	Tullow Oil plc	3,216,981	2,177
	Ferrexpo plc	655,472	2,153
*	Restaurant Group plc	1,632,210	2,093
	888 Holdings plc	600,066	2,071
*,1	Spire Healthcare Group plc	631,783	2,033
	Hilton Food Group plc	144,194	2,027
	Halfords Group plc	446,166	1,968
*	Greencore Group plc	1,167,251	1,943
*	Mitchells & Butlers plc	566,556	1,922
*,1	Trustpilot Group plc	746,148	1,858
	UK Commercial Property REIT Ltd.	1,643,677	1,818
	Keller Group plc	158,338	1,817
	BMO Commercial Property Trust Ltd.	1,175,668	1,817
*	Senior plc	948,791	1,718
	Picton Property Income Ltd.	1,235,483	1,718
	Bank of Georgia Group plc	86,815	1,718
	NCC Group plc	654,893	1,685
*	Oxford Biomedica plc	146,329	1,670
	Wickes Group plc	597,210	1,650
*	Capita plc	3,805,608	1,637
	TBC Bank Group plc	81,473	1,551
[1]	Vivo Energy plc	866,865	1,551
*	Marston's plc	1,399,565	1,530
	Helical plc	227,309	1,326
*	PureTech Health plc	350,137	1,300
*,2	Petropavlovsk plc	6,314,334	1,290
	AG Barr plc	182,245	1,213
*,2	Cineworld Group plc	2,226,265	1,196
*	Petrofac Ltd. (XLON)	739,191	1,189
	Devro plc	384,494	1,150
*	Stagecoach Group plc	923,100	1,140
	PZ Cussons plc	417,454	1,089

		Shares	Market Value ($000)
	CLS Holdings plc	344,290	1,043
*	Alphawave IP Group plc	477,357	1,030
[1]	ContourGlobal plc	395,167	999
*	Rank Group plc	467,953	996
	Hochschild Mining plc	705,224	988
	Avon Protection plc	64,324	979
	Hunting plc	300,542	874
*	AO World plc	633,882	862
*,3	Go-Ahead Group plc	95,138	853
*	SIG plc	1,499,716	836
[1]	CMC Markets plc	246,382	768
	Micro Focus International plc ADR	122,776	748
[1]	Bakkavor Group plc	340,349	561
[1]	Alfa Financial Software Holdings plc	208,411	469
*,1	Funding Circle Holdings plc	349,439	448
*,1,3	Finablr plc	304,209	45
*,2,3	Intu Properties plc	1,544,041	—
*,3	NMC Health plc	157,105	—
*,3	Carillion plc	1,000,411	—
			6,444,112
Total Common Stocks (Cost $27,726,356)			27,841,574
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.120% (Cost $157,773)	1,577,882	157,773
Total Investments (99.8%) (Cost $27,884,129)			27,999,347
Other Assets and Liabilities—Net (0.2%)			60,526
Net Assets (100%)			28,059,873
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $952,013,000, representing 3.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $119,932,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $126,756,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2022	3,360	156,390	(1,209)
FTSE 100 Index	March 2022	675	67,146	777
				(432)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	3/16/22	EUR	83,712	USD	94,539	—	(397)
Morgan Stanley Capital Services Inc.	3/16/22	EUR	51,953	USD	58,531	—	(104)
Royal Bank of Canada	3/16/22	EUR	37,230	USD	42,148	—	(280)
Bank of America, N.A.	3/16/22	EUR	35,320	USD	39,945	—	(223)
Citibank, N.A.	3/16/22	EUR	22,811	USD	25,492	162	—
State Street Bank & Trust Co.	3/16/22	EUR	9,291	USD	10,550	—	(101)
BNP Paribas	3/16/22	EUR	5,003	USD	5,583	43	—
Toronto-Dominion Bank	3/16/22	GBP	42,664	USD	56,353	1,010	—
Royal Bank of Canada	3/16/22	GBP	12,291	USD	16,247	279	—
Royal Bank of Canada	3/16/22	GBP	9,276	USD	12,708	—	(236)
BNP Paribas	3/16/22	GBP	8,518	USD	11,417	36	—
Barclays Bank plc	3/16/22	GBP	7,061	USD	9,340	154	—
Goldman Sachs International	3/16/22	GBP	6,882	USD	9,102	152	—
Barclays Bank plc	3/16/22	GBP	5,671	USD	7,656	—	(31)
UBS AG	3/16/22	GBP	2,622	USD	3,554	—	(28)
Bank of America, N.A.	3/16/22	USD	64,565	CHF	59,525	247	—
Bank of America, N.A.	3/16/22	USD	6,516	DKK	42,864	37	—
Royal Bank of Canada	3/16/22	USD	139,919	EUR	124,185	261	—
State Street Bank & Trust Co.	3/16/22	USD	22,743	EUR	20,155	77	—
State Street Bank & Trust Co.	3/16/22	USD	68,305	GBP	51,575	—	(1,039)
State Street Bank & Trust Co.	3/16/22	USD	11,679	GBP	8,675	15	—
Bank of America, N.A.	3/16/22	USD	583	SEK	5,292	15	—
						2,488	(2,439)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
SEK—Swedish krona.
USD—U.S. dollar.
At January 31, 2022, the counterparties had deposited in segregated accounts cash of $630,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,145	27,797,294	13,135	27,841,574
Temporary Cash Investments	157,773	—	—	157,773
Total	188,918	27,797,294	13,135	27,999,347
Derivative Financial Instruments
Assets
Futures Contracts[1]	777	—	—	777
Forward Currency Contracts	—	2,488	—	2,488
Total	777	2,488	—	3,265
Liabilities
Futures Contracts[1]	1,209	—	—	1,209
Forward Currency Contracts	—	2,439	—	2,439
Total	1,209	2,439	—	3,648
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.